Related party transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 12, 2022	Jun. 02, 2022	Mar. 11, 2022
Related Party Transaction [Line Items]
Working capital	$ (59,800,000)		$ (57,900,000)
Revenue	10,055,569	$ 13,104,123	46,435,412	$ 53,255,361
Due to related party						$ 4,100,000
Gain (loss) from litigation settlement	168,800,000	177,800,000	810,400,000	594,400,000
Interest paid	48,773	346,270	1,073,407	1,819,174
Ripple Labs Singapore Pte Ltd [Member]
Related Party Transaction [Line Items]
Working capital							$ 50,000,000
Line of credit					$ 5,000,000
Tranglo [Member]
Related Party Transaction [Line Items]
Deposits	2,200,000		2,000,000.0
Revenue	200,000	300,000	900,000	1,800,000
Deposits			3,800,000	2,000,000.0
Tranglo [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Deposits	50,000,000.0		50,000,000.0
Ripple Solution [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction	41,300,000	79,300,000	230,500,000	475,300,000
Due to related party	168,800,000	177,800,000	810,400,000	698,600,000
GEA Limited [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction				104,200,000
Due to related party	9,910,294	10,443,375	10,443,375
Ripple [Member]
Related Party Transaction [Line Items]
Interest paid		$ 151,563	303,677	812,473
G E A [Member]
Related Party Transaction [Line Items]
Deposits			$ 0	2,500,000
GEA Holdings Limited [Member]
Related Party Transaction [Line Items]
Other Liabilities, Current				$ 26,000,000